[LOGO]

THE HARTFORD

May 2, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                 See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 22, 2011.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist

EXHIBIT A

Hartford Life Insurance Company Separate Account VL I:

033-53692	Stag Variable Life
333-109529	Stag Accumulator II Variable Universal Life
333-109530	Stag Protector II Variable Universal Life

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866	Stag Wall Street Variable Universal Life (Series II)
333-93319	Stag Accumulator Variable Universal Life (Series I)
333-83057	Stag Protector Variable Universal Life (Series I)